Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Feb. 28, 2023			[1],[2]	$ 757	$ (15)	$ 12	$ 754
Balance, shares at Feb. 28, 2023	[2]	20,250
Foreign currency translation adjustment			[2]		1		1
Net income for the year			[2]			1,129	1,129
Dividends declared to the shareholders			[2]			(1,136)	(1,136)
Balance at Feb. 29, 2024			[2],[3],[4]	757	(14)	5	748
Balance, shares at Feb. 29, 2024	[2]	20,250
Foreign currency translation adjustment			[4]		73		73
Net income for the year			[4]			885	885
Balance at Aug. 31, 2024			[3],[4]	757	59	890	1,706
Balance, shares at Aug. 31, 2024		20,250
Balance at Feb. 29, 2024			[2],[3],[4]	757	(14)	5	748
Balance, shares at Feb. 29, 2024	[2]	20,250
Foreign currency translation adjustment			[2]		7		7
Net income for the year			[2]			948	948
Dividends declared to the shareholders			[2]			(948)	(948)
Balance at Feb. 28, 2025			[2],[3],[4]	757	(7)	5	755
Balance, shares at Feb. 28, 2025	[2]	20,250
Foreign currency translation adjustment			[4]		29		29
Net income for the year			[4]			54	54
Balance at Aug. 31, 2025			[3],[4]	$ 757	$ 22	$ 59	$ 838
Balance, shares at Aug. 31, 2025		20,250

[1]	Denotes amount less than $1,000.
[2]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Notes 1 and 11).
[3]	Denotes amount less than $1,000.
[4]	Retrospectively restated for effect of 1:2,500 forward stock split and share surrender on December 9, 2024 (see Note 1 and 10).